Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities
5	Accounts payable and accrued liabilities

	$2012	$2011

Trade payables	677,615	64,213
Payable to related parties (note 8)	447,777	517,960

	1,125,392	582,173

During the year ended December 31, 2012, the Company issued 500,000 common shares valued at $253,050 (CDN $250,000) as partial settlement of the Company’s accounts payable balance with Valent (note 8). The value of the shares issued as partial settlement was based on the financing which occurred during the year ended December 31, 2012.

During the year ended December 31, 2011, the Company incurred $15,102 in interest expense relating to outstanding trade payable balances.